Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	POPULAR TOTAL RETURN FUND INC
Entity Central Index Key	0001137184
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000232082
Shareholder Report [Line Items]
Fund Name	POPULAR TOTAL RETURN FUND, INC.
Class Name	CLASS A
Trading Symbol	TRAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Popular Total Return Fund, Inc. - Class A Shares for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/total-return-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Class A Shares	$86	1.62%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 69,744,592
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 172,025
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of September 30, 2025

Total Net Assets$69,744,592 # of Portfolio Holdings41 Portfolio Turnover Rate10% Advisory Fees Paid$172,025
Holdings [Text Block]

Portfolio Weightings

(% of Total Investments)

Value	Value
U.S. Large-Cap Equities -	38.03%
U.S. Government and Agency Obligations -	21.74%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	21.22%
International Developed Markets -	12.66%
International Emerging Markets -	4.90%
U.S. Mid-Cap Equities -	0.93%
U.S. Small-Cap Equities -	0.52%

Asset Class Weightings

(% of Total Investments)

Value	Value
Equities -	57.04%
Fixed Income -	42.96%

Largest Holdings [Text Block]

Top Ten Holdings as of September 30, 2025

(% of Net Assets)

Top 10	Top 10
Vanguard S&P 500 ETF	37.91%
Vanguard FTSE Developed Markets ETF	12.62%
United States Treasury Bill 10/02/2025	5.57%
United States Treasury Bill 01/22/2026	5.28%
Vanguard FTSE Emerging Markets ETF	4.89%
U.S. Treasury Note 11/30/2028	2.60%
Fannie Mae Pool CB1152 07/01/2051	2.45%
U.S. Treasury Note 07/31/2026	2.00%
Ginnie Mae II Pool BQ2093 04/20/2051	1.87%
U.S. Treasury Note 09/15/2027	1.68%

C000232083
Shareholder Report [Line Items]
Fund Name	POPULAR TOTAL RETURN FUND, INC.
Class Name	CLASS C
Trading Symbol	TRCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Popular Total Return Fund, Inc. - Class C Shares for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/total-return-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Class C Shares	$127	2.39%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.39%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 69,744,592
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 172,025
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of September 30, 2025

Total Net Assets$69,744,592 # of Portfolio Holdings41 Portfolio Turnover Rate10% Advisory Fees Paid$172,025
Holdings [Text Block]

Portfolio Weightings

(% of Total Investments)

Value	Value
U.S. Large-Cap Equities -	38.03%
U.S. Government and Agency Obligations -	21.74%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	21.22%
International Developed Markets -	12.66%
International Emerging Markets -	4.90%
U.S. Mid-Cap Equities -	0.93%
U.S. Small-Cap Equities -	0.52%

Asset Class Weightings

(% of Total Investments)

Value	Value
Equities -	57.04%
Fixed Income -	42.96%

Largest Holdings [Text Block]

Top Ten Holdings as of September 30, 2025

(% of Net Assets)

Top 10	Top 10
Vanguard S&P 500 ETF	37.91%
Vanguard FTSE Developed Markets ETF	12.62%
United States Treasury Bill 10/02/2025	5.57%
United States Treasury Bill 01/22/2026	5.28%
Vanguard FTSE Emerging Markets ETF	4.89%
U.S. Treasury Note 11/30/2028	2.60%
Fannie Mae Pool CB1152 07/01/2051	2.45%
U.S. Treasury Note 07/31/2026	2.00%
Ginnie Mae II Pool BQ2093 04/20/2051	1.87%
U.S. Treasury Note 09/15/2027	1.68%